Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued expenses	$ 1,173	$ 1,948
Accrued salaries and benefits	560	2,277
Lease liability – current portion	1,778	2,266
Total accrued expenses and other current liabilities	$ 3,511	$ 6,491